Note 21 - Property and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment (IFRS 16) [Domain Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	€ 5,549
Property and equipment, end of period	5,536	€ 5,549
Property and Equipment (IFRS 16) [Domain Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	11,058	9,686
Changes in the group of consolidated companies	(1)	(3)
Additions	804	2,317
Transfers	451	(261)
Reclassifications (to)/from "held for sale"	(241)	(139)
Disposals	578	362
Exchange rate changes	244	(181)
Property and equipment, end of period	11,737	11,058
Property and Equipment (IFRS 16) [Domain Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	5,510	4,756
Changes in the group of consolidated companies	(1)	(1)
Depreciation	991	1,021
Transfers	85	153
Reclassifications (to)/from "held for sale"	(191)	(78)
Disposals	436	307
Exchange rate changes	103	(114)
Impairment losses	158	93
Reversals of impairment losses	18	12
Accumulated depreciation and impairment, end of period	6,201	5,510
Owner occupied properties [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	270
Property and equipment, end of period	226	270
Owner occupied properties [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	587	656
Changes in the group of consolidated companies	(1)	0
Additions	0	2
Transfers	58	8
Reclassifications (to)/from "held for sale"	(131)	(73)
Disposals	0	2
Exchange rate changes	1	(4)
Property and equipment, end of period	514	587
Owner occupied properties [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	317	325
Changes in the group of consolidated companies	(1)	0
Depreciation	16	16
Transfers	57	2
Reclassifications (to)/from "held for sale"	(115)	(25)
Disposals	0	1
Exchange rate changes	1	(3)
Impairment losses	12	5
Reversals of impairment losses	0	3
Accumulated depreciation and impairment, end of period	288	317
Furniture and equipment [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	487
Property and equipment, end of period	423	487
Furniture and equipment [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	2,343	2,380
Changes in the group of consolidated companies	0	(1)
Additions	113	128
Transfers	(8)	173
Reclassifications (to)/from "held for sale"	(16)	(65)
Disposals	187	223
Exchange rate changes	38	(50)
Property and equipment, end of period	2,283	2,343
Furniture and equipment [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	1,856	1,841
Changes in the group of consolidated companies	0	(1)
Depreciation	140	171
Transfers	16	145
Reclassifications (to)/from "held for sale"	(15)	(53)
Disposals	178	206
Exchange rate changes	34	(42)
Impairment losses	7	2
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, end of period	1,860	1,856
Leasehold improvements [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	908
Property and equipment, end of period	1,007	908
Leasehold improvements [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	2,897	2,961
Changes in the group of consolidated companies	0	0
Additions	46	47
Transfers	354	43
Reclassifications (to)/from "held for sale"	(94)	0
Disposals	146	96
Exchange rate changes	45	(58)
Property and equipment, end of period	3,102	2,897
Leasehold improvements [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	1,989	1,927
Changes in the group of consolidated companies	0	0
Depreciation	204	187
Transfers	10	2
Reclassifications (to)/from "held for sale"	(62)	0
Disposals	125	89
Exchange rate changes	39	(45)
Impairment losses	39	8
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, end of period	2,095	1,989
Construction-in-progress [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	387
Property and equipment, end of period	398	387
Construction-in-progress [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	387	155
Changes in the group of consolidated companies	0	0
Additions	391	335
Transfers	(321)	(97)
Reclassifications (to)/from "held for sale"	(1)	(1)
Disposals	79	0
Exchange rate changes	21	(5)
Property and equipment, end of period	398	387
Construction-in-progress [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	0	0
Changes in the group of consolidated companies	0	0
Depreciation	0	0
Transfers	0	0
Reclassifications (to)/from "held for sale"	0	0
Disposals	0	0
Exchange rate changes	0	0
Impairment losses	1	0
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, end of period	1	0
Total Property and equipment (IAS 16) [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	2,051
Property and equipment, end of period	2,054	2,051
Total Property and equipment (IAS 16) [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	6,214	6,153
Changes in the group of consolidated companies	(1)	(1)
Additions	550	512
Transfers	83	127
Reclassifications (to)/from "held for sale"	(241)	(139)
Disposals	412	321
Exchange rate changes	105	(117)
Property and equipment, end of period	6,297	6,214
Total Property and equipment (IAS 16) [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	4,163	4,093
Changes in the group of consolidated companies	(1)	(1)
Depreciation	360	373
Transfers	84	149
Reclassifications (to)/from "held for sale"	(191)	(78)
Disposals	303	296
Exchange rate changes	74	(90)
Impairment losses	59	16
Reversals of impairment losses	0	3
Accumulated depreciation and impairment, end of period	4,244	4,163
Right-of-use for leased assets (IFRS 16) [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	3,497
Property and equipment, end of period	3,482	3,497
Right-of-use for leased assets (IFRS 16) [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	4,844	3,533
Changes in the group of consolidated companies	0	1
Additions (IFRS 16)	254	1,806
Transfers	367	388
Reclassifications (to)/from "held for sale"	0	0
Disposals	165	41
Exchange rate changes	139	64
Property and equipment, end of period	5,439	4,844
Right-of-use for leased assets (IFRS 16) [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	1,347	663
Changes in the group of consolidated companies	0	0
Depreciation (IFRS 16)	631	648
Transfers	2	5
Reclassifications (to)/from "held for sale"	0	0
Disposals	133	11
Exchange rate changes	29	24
Impairment losses	99	77
Reversals of impairment losses	18	10
Accumulated depreciation and impairment, end of period	€ 1,957	€ 1,347